Financial asset at fair value through profit or loss - Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Company Engaging In Insurance Industry [Member]
Disclosure of reconciliation of changes in fair value measurement assets
Purchase of Financial Asset At Fair Value Through Profit or Loss		¥ 5,000
Leading Company Committed in Intelligent Invehicle System [Member]
Disclosure of reconciliation of changes in fair value measurement assets
Purchase of interests in investments accounted for using equity method	¥ 5,000
Financial assets at fair value through profit or loss, category | Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
Gains losses recognised in profit or loss including exchange differences, Fair value measurement, Assets	1,753	¥ 0
Financial assets at fair value through profit or loss, category | Equity investments [member] | Company Engaging In Insurance Industry [Member]
Disclosure of reconciliation of changes in fair value measurement assets
Increase in fair value	1,800
Financial assets at fair value through profit or loss, category | Equity investments [member] | Leading Company Committed in Intelligent Invehicle System [Member]
Disclosure of reconciliation of changes in fair value measurement assets
Purchase of interests in investments accounted for using equity method	¥ 0